Restructuring	6 Months Ended
Jun. 30, 2019
Restructuring [Abstract]
Disclosure of Restructuring [text block]

Restructuring

Restructuring forms part of the Group’s strategy implementation. We have defined measures that aim to strengthen the bank, position it for growth and simplify its organisational set-up. The measures also target to reduce adjusted costs through higher efficiency, by optimizing and streamlining processes, exiting certain businesses and by exploiting synergies.

Restructuring expense is comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate.

Net restructuring expense by division

	Three months ended		Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018	Jun 30, 2019	Jun 30, 2018
Corporate & Investment Bank	36	165	43	178
Private & Commercial Bank	(13)	11	(39)	(7)
Asset Management	27	7	29	9
Total Net Restructuring Charges	50	182	33	181

Net restructuring expense by type

	Three months ended		Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018	Jun 30, 2019	Jun 30, 2018
Restructuring - Staff related	50	181	34	184
Of which:
Termination Payments	42	90	23	85
Retention Acceleration	8	86	11	94
Social Security	0	5	0	5
Restructuring - Non Staff related[1]	(0)	1	(1)	(3)
Total net restructuring Charges	50	182	33	181

[1]Contract costs, mainly related to real estate and technology.

Provisions for restructuring amounted to € 499 million and € 530 million as of June 30, 2019 and March 31, 2019, respectively. The majority of the current provisions for restructuring should be utilized in the next two years.

During the three months ended June 30, 2019, 302 full-time equivalent staff were reduced as part of our restructuring program. These reductions were identified within:

	Three months ended	Six months ended
	Jun 30, 2019	Jun 30, 2019
Corporate & Investment Bank	132	159
Private & Commercial Bank	23	140
Asset Management	49	60
Infrastructure	99	202
Total full-time equivalent staff	302	561